RJR Guaranteed, Unsecured Notes Condensed Consolidating Financial Statements (Details Textual) (Subsidiaries [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Subsidiaries [Member]
RJR Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements (Numeric) [Abstract]
RAI's unsecured notes	$ 58